Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (75,302)	$ (73,449)
Fair value	(74,031)	(75,135)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(49,099)	(49,917)
Fair value	(48,947)	(52,268)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(23,268)	(20,379)
Fair value	(22,296)	(19,796)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(2,060)	(2,069)
Fair value	(1,960)	(2,012)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(509)	(526)
Fair value	(468)	(505)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(367)	(558)
Fair value	$ (360)	$ (554)